Summary of Significant Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accounting records and financial statements of the Plan are prepared on the accrual basis in accordance with accounting principles generally accepted in the United States.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes and supplemental schedules. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties

The Plan investment options include various investment securities. Market values of investments may decline for a number of reasons, including changes in prevailing market conditions and interest rates, increases in defaults, and credit rating downgrades. Due to the level of risk associated with investment securities, it is at least reasonably possible that changes in the values of investment balances will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits.

The Plan’s exposure to a concentration of credit risk is limited by the diversification of investments across the participant-directed fund elections. Additionally, the investments with each participant-directed fund election are further diversified into varied financial instruments, with the exception of investments in shares of Class A Common Stock under the Plan. Investment decisions are made, and the resulting risks are borne, exclusively by the Plan participant who makes such decisions.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

The investments are stated at fair value as determined by quoted market prices on the last business day of the Plan year, except investment assets in common collective trusts, which are determined by the net asset value (the “NAV”) based on the fair value of the underlying assets held in the fund.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.
Benefit Payments	Benefit Payments Benefits are recorded upon distribution.
Excess Contributions Payable
Excess Contributions Payable

Amounts payable to participants for contributions in excess of amounts allowed by the Internal Revenue Service (the “IRS”) are recorded as a liability with a corresponding reduction to contributions. The Plan distributed the 2025 Plan year excess contributions to the applicable participants before March 15, 2026.